Intangible Assets,Goodwill and Other Long Term Assets	12 Months Ended
Dec. 31, 2021
Disclosure of other non-current assets [abstract]
Intangible Assets,Goodwill and Other Long Term Assets

Note 12: - Intangible Assets, Goodwill and Other Long Term Assets

	December 31,
	2021	2020
	U.S. Dollars in thousands

Intangible Assets and Goodwill	153,592	1,492
Long term pre-paid expenses	71	81
Total Other Long-Term Assets	$153,663	$1,573

1.	Intangible Assets:

(a)	Composition and movement

	Intellectual property	Customer Relationships	Goodwill	Other Intangibles (1)	Total
	U.S. Dollars in thousands
Cost:
Balance as of January 1, 2020	-	-	-	1,492	1,492
Purchases				490	490
Business combination (b)	80,103	33,514	30,313	8,519	152,449

Balance as of December 31, 2021	$80,103	$33,514	$30,313	$10,501	$154,431

Accumulated amortization and impairment:
Balance as of January 1, 2020	-	-	-	-	-
Amortization recognized in the year	477	179	-	183	839

Balance as of December 31, 2020	477	179	-	183	839

Amortized cost at December 31, 2021	$79,626	$33,335	$30,313	$10,318	$153,592

(1)	Includes Assumed contract manufacturing agreement and distribution right of certain therapeutic products to be distributed in Israel, subject to Israeli Ministry of Health (“IL MOH”) marketing authorization. The Company was required to make certain upfront and milestone payments on account of such distribution rights. These payments are accounted for as long-term assets through obtaining IL MOH marketing authorization and will subsequently be amortized during the expected distribution right’s useful life.

(b)	Acquisitions during the year:

Intellectual property, Customer Relations and Assumed Contract Manufacturing agreement which were acquired pursuant the Saol APA. See Note 5.

(c)	Amortization:

Amortization expenses of intangible assets are classified in statement of profit or loss as follows:

	Year ended December 31,
	2021	2020	2019
	USD in thousands
Cost of Goods sold	574	-	-
Selling and marketing expenses	265	-	-

	839	-	-

(d)	Allocation of goodwill to cash-generating units

	December 31,
	2021	2020
	U.S. Dollars in thousands

Proprietary	30,313	-

All the Goodwill recognized in 2021 was attributed to the Proprietary segment. See note 5.

The recoverable amount of the Proprietary segment was determined based on the value in use which is calculated as the expected estimated future cash flows from this cash-generating unit, as determined for the next five years and approved by the Company’s management. The discount rate of the cash flows is 11%, The estimated recoverable amount of the unit was higher than its carrying amount, and therefore there was no need to provide for impairment.

Sensitivity test preformed with changing the discount rate and the growth rate did not change the result.